INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,257	$ 1,584
Finished goods	5,978	8,585
Total inventory	7,235	10,169
Cost of goods sold, deferred finished goods inventory	$ 512	$ 572